Discontinued Operations - Summary of the Carrying Amount of Assets and Liabilities Presented as Held for Sale (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Discontinued Operations [Line Items]
Trade and other receivables	$ 617.3	$ 656.3
Inventories	1,730.2	2,155.6
Property, plant and equipment	1,938.8	2,004.3	$ 1,810.4
Intangible assets	603.8	665.1	$ 741.3
Deferred tax assets	338.2	337.5
Other assets	68.7	59.2
Trade payables and accruals	1,222.1	1,450.4
Provisions	790.8	$ 766.7
Discontinued operations [member]
Discontinued Operations [Line Items]
Trade and other receivables	24.4
Inventories	110.5
Property, plant and equipment	98.5
Intangible assets	36.9
Deferred tax assets	88.1
Other assets	3.3
Assets classified as held for sale	361.7
Trade payables and accruals	31.8
Provisions	51.0
Lease liabilities	6.7
Deferred revenues	17.3
Other liabilities	11.4
Liabilities associated to assets classified as held for sale	118.2
Assets net of liabilities held for sale	$ 243.5